     THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
       FEBRUARY 14, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
        AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 13, 2001 AND FOR WHICH A DE NOVO REQUEST WAS DENIED ON NOVEMBER 12, 2003.

                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 1999
                Check here if Amendment [X]; Amendment Number: 2
                        This Amendment (Check only one):
                              [_] is a restatement
                          [X] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:    Staro Asset Management, L.L.C.
Address: 3600 South Lake Drive
         St. Francis, Wisconsin 53235-3716

Form 13F File Number:  28-5806

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Colin M. Lancaster
Title: General Counsel
Phone: (414) 294-7000

Signature, Place and Date of Signing:

/s/  Colin M. Lancaster         St. Francis, Wisconsin        December 5, 2003
--------------------------  ------------------------------  --------------------
       (Signature)                 (City, State)                 (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           47

Form 13F Information Table Value Total:     $423,335
                                             -----------
                                             (thousands)

List of Other Included Managers:            None

                                                    FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
      Column 1:              Column 2:  Column 3:   Column 4:              Column 5:        Column 6:  Column 7:      Column 8:
                                                                --------------------------
       Name of               Title of    CUSIP                   Shares or   Shares/  Put/  Investment  Other      Voting Authority
                                                                                                                 -------------------
        Issuer                 Class    Number       Value      Principal  Prn. Amt. Call  Discretion  Managers  Sole   Shared  None
                                                    (X$1000)      Amount
------------------------------------------------------------------------------------------------------------------------------------
AERIAL COMMUNICATIONS INC      COMMON    007655103      $7,286    119,450     SH              Sole                X
------------------------------------------------------------------------------------------------------------------------------------
AIRONET WIRELESS COMM INC      COMMON    00943A107      $6,784    101,580     SH              Sole                X
------------------------------------------------------------------------------------------------------------------------------------
ATLANTIC RICHFIELD CO          COMMON    048825103     $25,650    298,260     SH              Sole                X
------------------------------------------------------------------------------------------------------------------------------------
ARDENT SOFTWARE INC            COMMON    039794102      $2,145     55,000     SH              Sole                X
------------------------------------------------------------------------------------------------------------------------------------
BANKNORTH GROUP INC            COMMON    06646L100        $589     22,000     SH              Sole                X
------------------------------------------------------------------------------------------------------------------------------------
CBS CORPORATION                COMMON    12490K107      $1,976     30,900     SH              Sole                X
------------------------------------------------------------------------------------------------------------------------------------
CLARIFY INC                    COMMON    180492100     $27,833    220,900     SH              Sole                X
------------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP                   OPTION    200300900      $7,538      1,500            CALL     Sole                X
------------------------------------------------------------------------------------------------------------------------------------
CMGI INC                       OPTION    125750909      $9,691        350            CALL     Sole                X
------------------------------------------------------------------------------------------------------------------------------------
CNY FINANCIAL CORP             COMMON    126134107        $949     52,700     SH              Sole                X
------------------------------------------------------------------------------------------------------------------------------------
CISCO SYSTEMS INC              OPTION    17275R902     $10,713      1,000            CALL     Sole                X
------------------------------------------------------------------------------------------------------------------------------------
C-CUBE MICROSYSTEMS            COMMON    125015107      $2,801     45,000     SH              Sole                X
------------------------------------------------------------------------------------------------------------------------------------
DII GROUP INC                  COMMON    232949107      $9,850    138,800     SH              Sole                X
------------------------------------------------------------------------------------------------------------------------------------
FOREMOST CORP OF AMERICA       COMMON    345469100      $3,882    136,800     SH              Sole                X
------------------------------------------------------------------------------------------------------------------------------------
FOUR MEDIA COMPANY             COMMON    350872107      $1,629    109,500     SH              Sole                X
------------------------------------------------------------------------------------------------------------------------------------
FIRST SECURITY CORP            COMMON    336294103      $1,785     69,900     SH              Sole                X
------------------------------------------------------------------------------------------------------------------------------------
GIBSON GREETINGS INC           COMMON    374827103      $1,539    171,600     SH              Sole                X
------------------------------------------------------------------------------------------------------------------------------------
GTE CORP                       COMMON    362320103      $5,003     70,900     SH              Sole                X
------------------------------------------------------------------------------------------------------------------------------------
INTEGRATED SYSTEMS INC         COMMON    45812M104      $4,867    145,000     SH              Sole                X
------------------------------------------------------------------------------------------------------------------------------------
JONES INTERCABLE INC           COMMON    480206200      $2,239     32,300     SH              Sole                X
------------------------------------------------------------------------------------------------------------------------------------
JSB FINANCIAL INC              COMMON    46624M100      $3,968     76,500     SH              Sole                X
------------------------------------------------------------------------------------------------------------------------------------
KROLL-O'GARA COMPANY           COMMON    501050108      $1,064     65,000     SH              Sole                X
------------------------------------------------------------------------------------------------------------------------------------
LENNOX INTERNATIONAL INC       COMMON    526107107        $685     74,600     SH              Sole                X
------------------------------------------------------------------------------------------------------------------------------------
LUCENT TECHNOLOGIES INC        COMMON    549463107      $3,965     53,000     SH              Sole                X
------------------------------------------------------------------------------------------------------------------------------------
MAKER COMMUNICATIONS INC       COMMON    560875106        $517     12,100     SH              Sole                X
------------------------------------------------------------------------------------------------------------------------------------
MCN CORP                       COMMON    55267J100      $2,570    108,200     SH              Sole                X
------------------------------------------------------------------------------------------------------------------------------------
MIDAMERICAN ENERGY HLDGS       COMMON    59562V107      $7,580    225,000     SH              Sole                X
------------------------------------------------------------------------------------------------------------------------------------
MARKEL CORP                    COMMON    570535104        $273      1,760     SH              Sole                X
------------------------------------------------------------------------------------------------------------------------------------
MMI COMPANIES INC              COMMON    553087107        $906    105,000     SH              Sole                X
------------------------------------------------------------------------------------------------------------------------------------
NPS PHARMACEUTICALS INC        COMMON    62936P103      $3,910    319,205     SH              Sole                X
------------------------------------------------------------------------------------------------------------------------------------
NTL INCORPORATED               COMMON    629407107     $18,769    153,844     SH              Sole                X
------------------------------------------------------------------------------------------------------------------------------------

NTL INCORPORATED                 OPTION     629407907      $3,660         300           CALL       Sole         X
------------------------------------------------------------------------------------------------------------------------------------
OLSTEN CORP                      COMMON     681385100      $2,665     235,600    SH                Sole         X
------------------------------------------------------------------------------------------------------------------------------------
OMNIPOINT CORP                   COMMON     68212D102      $3,555      29,475    SH                Sole         X
------------------------------------------------------------------------------------------------------------------------------------
SPRINT CORP                      COMMON     852061506    $102,500   1,000,000    SH                Sole         X
------------------------------------------------------------------------------------------------------------------------------------
SPRINT CORP                      OPTION     852061906     $20,500       2,000           CALL       Sole         X
------------------------------------------------------------------------------------------------------------------------------------
QWEST COMMUNICATIONS INT'L       COMMON     749121109     $27,457     638,535    SH                Sole         X
------------------------------------------------------------------------------------------------------------------------------------
RELIANCE BANCORP INC             COMMON     759451107      $1,201      34,800    SH                Sole         X
------------------------------------------------------------------------------------------------------------------------------------
AT&T CORP                        OPTION     001957909      $3,553         700           CALL       Sole         X
------------------------------------------------------------------------------------------------------------------------------------
TV GUIDE INC                     COMMON     87307Q109      $7,482     174,000    SH                Sole         X
------------------------------------------------------------------------------------------------------------------------------------
TIME WARNER INC                  OPTION     887315909     $25,353       3,500           CALL       Sole         X
------------------------------------------------------------------------------------------------------------------------------------
TIME WARNER INC                  OPTION     887315959      $7,244       1,000            PUT       Sole         X
------------------------------------------------------------------------------------------------------------------------------------
MEDIAONE GROUP INC               COMMON     58440J104      $2,303      29,980    SH                Sole         X
------------------------------------------------------------------------------------------------------------------------------------
US WEST INC                      COMMON     91273H101     $24,911     345,990    SH                Sole         X
------------------------------------------------------------------------------------------------------------------------------------
VOICESTREAM WIRELESS CORP        OPTION     928615903      $4,256         300           CALL       Sole         X
------------------------------------------------------------------------------------------------------------------------------------
WALDEN RESIDENTIAL PROPS         COMMON     931210108      $2,378     109,980    SH                Sole         X
------------------------------------------------------------------------------------------------------------------------------------
WHITTMAN-HART INC                COMMON     966834103      $5,363     100,000    SH                Sole         X
------------------------------------------------------------------------------------------------------------------------------------

                                     Page 2